RESTRICTED NET ASSETS OR CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Sep. 30, 2025
RESTRICTED NET ASSETS OR CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
RESTRICTED NET ASSETS OR CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

25.         RESTRICTED NET ASSETS OR CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with U.S. Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which, as of the end of the most recent fiscal year, may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company, Origin Agritech Limited, has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investment in its subsidiaries.

Origin Agritech Limited’s share of income and losses from its subsidiaries is reported as incomes from subsidiaries in the accompanying condensed financial information of parent company.

Origin Agritech Limited is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, as a result is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the audited consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of September 30, 2025 and 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

The amounts restricted include paid-in capital, capital surplus and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling RMB 45,457, RMB 46,078 and RMB 84,517 as of September 30, 2023, 2024 and 2025, respectively.

The following represents condensed unconsolidated financial information of the parent company only:

CONDENSED BALANCE SHEET

	2024	2025	2025
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	3,202	113	16
Due from inter-companies	237,293	241,239	33,951
Due from related parties	2,943	4,628	651
Total current assets	243,438	245,980	34,618
Investment in unconsolidated subsidiaries	(256,294)	(262,051)	(36,880)
Total assets	(12,856)	(16,071)	(2,262)
LIABILITIES
Current liabilities
Other payables	18,435	7,265	1,022
Total current liabilities	18,435	7,265	1,022
Total liabilities	18,435	7,265	1,022
Total shareholders’ deficit	(31,291)	(23,336)	(3,284)
Total liabilities and shareholders’ deficit	(12,856)	(16,071)	(2,262)

CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

	Year ended September 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$

Revenues	—	—	—	—
Operating expenses
General and administrative	(5,019)	(16,267)	(30,286)	(4,262)
Loss from operations	(5,019)	(16,267)	(30,286)	(4,262)
Equity method income (loss)	60,354	36,984	(23,017)	(3,239)
Interest expense	(3)	(5)	(25)	(4)
income (loss) before income taxes	55,332	20,712	(53,328)	(7,505)
Income tax expense	—	—	—	—

Net income (loss)	55,332	20,712	(53,328)	(7,505)
Other comprehensive loss
Foreign currency translation difference	(214)	172	(203)	(29)
Total comprehensive income (loss)	55,118	20,884	(53,531)	(7,534)

CONDENSED STATEMENT OF CASH FLOWS

	Year ended September 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$

Net cash used in operating activities	(19,864)	(20,945)	(41,267)	(5,808)
Net cash provided by financing activities	17,636	20,023	38,381	5,402
Net decrease in cash and cash equivalents	(2,228)	(922)	(2,886)	(406)
Cash and cash equivalents, beginning of year	6,394	3,952	3,202	451
Effect of exchange rate changes on cash and cash equivalents	(214)	172	(203)	(29)
Cash and cash equivalents, end of year	3,952	3,202	113	16

BASIS OF PRESENTATION

The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investments in subsidiaries.